Related Party Transactions	12 Months Ended
Dec. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(18) Related-Party Transactions
Fortress Investment Group, LLC
On May 9, 2005, FIF III, FIF III Liberty Acquisitions, LLC, a wholly-owned subsidiary of FIF III (“Merger Subsidiary”), and the Company entered into an agreement that provided for the merger of Merger Subsidiary with and into the Company, with the Company continuing as a wholly-owned subsidiary of FIF III (the “Merger”). The Merger was completed on June 6, 2005. FIF III is an affiliate of Fortress Investment Group LLC.
As of December 30, 2012, Fortress Investment Group LLC and its affiliates (“Fortress”) beneficially owned approximately 39.6% of the Company's outstanding common stock.
In addition, the Company's Chairman, Wesley Edens, is also the Co-Chairman of the board of directors of Fortress Investment Group LLC. The Company does not pay Mr. Edens a salary or any other form of compensation.
Affiliates of Fortress own $410,862 of the $1,174,098 outstanding under the 2007 Credit Facility, as amended as of March 7, 2013, of which $49,085 is still waiting to be settled. These amounts were purchased on arms' length terms in secondary market transactions.
On August 21, 2008, FIF III purchased an aggregate of $11,500 in 10% cumulative preferred stock of GateHouse Media Macomb. The preferred stock was issued on August 21, 2008. Macomb, an Unrestricted Subsidiary under the terms of the 2007 Credit Facility, used the proceeds from such sale of preferred stock to make an $11,500 cash investment in Holdco non-voting 10% cumulative preferred stock. On December 7, 2010, FIF III exercised its right to require the Company to purchase its Macomb preferred stock. The Company paid the purchase price of $14,144 on December 8, 2010, which represented the sum of original purchase price of $11,500 paid by FIF III for the Macomb preferred stock and accrued but unpaid dividends of $2,644.
On October 24, 2006, the Company entered into an Investor Rights Agreement with FIF III. The Investor Rights Agreement provides FIF III with certain rights with respect to the nomination of directors to the Company's board of directors as well as registration rights for securities of the Company owned by Fortress.
The Investor Rights Agreement requires the Company to take all necessary or desirable action within its control to elect to its board of directors so long as Fortress beneficially owns (i) more than 50% of the voting power of the Company, four directors nominated by FIG Advisors LLC, an affiliate of Fortress (“FIG Advisors”), or such other party nominated by Fortress; (ii) between 25% and 50% of the voting power of the Company, three directors nominated by FIG Advisors; (iii) between 10% and 25% of the voting power of the Company, two directors nominated by FIG Advisors; and (iv) between 5% and 10% of the voting power of the Company, one director nominated by FIG Advisors. In the event that any designee of FIG Advisors shall for any reason cease to serve as a member of the board of directors during his term of office, FIG Advisors will be entitled to nominate an individual to fill the resulting vacancy on the board of directors. The Company is also to take all necessary or desirable action to limit the overall size of the Company's board of directors to not more than seven directors.
Pursuant to the Investor Rights Agreement, the Company has granted FIF III, for so long as it or its permitted transferees beneficially own an amount of the Company's common stock at least equal to 5% or more of the Company's common stock issued and outstanding immediately after the consummation of its IPO (a “Registrable Amount”), “demand” registration rights that allow FIF III at any time to request that the Company register under the Securities Act of 1933, as amended, an amount equal to or greater than a Registrable Amount (as defined in the Investor Rights Agreement). Parent is entitled to an aggregate of four demand registrations. The Company is not required to maintain the effectiveness of the registration statement for more than 60 days. The Company is also not required to effect any demand registration within nine months of a “firm commitment” underwritten offering to which the requestor held “piggyback” rights and which included at least half of the securities requested by the requestor to be included. The Company is not obligated to grant a request for a demand registration within four months of any other demand registration and may refuse a request for demand registration if, in the Company's reasonable judgment, it is not feasible for the Company to proceed with the registration because of the unavailability of audited financial statements.
FIF III also has “piggyback” registration rights that allow FIF III to include the shares of common stock that FIF III and its permitted transferees own in any public offering of equity securities initiated by the Company (other than those public offerings pursuant to registration statements on Forms S-4 or S-8) or by any of the Company's other stockholders that may have registration rights in the future. The “piggyback” registration rights of FIF III are subject to proportional cutbacks based on the manner of the offering and the identity of the party initiating such offering.
The Company has additionally granted FIF III and its permitted transferees for as long as Fortress beneficially owns a Registrable Amount, the right to request shelf registrations on Form S-3, providing for an offering to be made on a continuous basis, subject to a time limit on the Company's efforts to keep the shelf registration statement continuously effective and the Company's right to suspend the use of a shelf registration prospectus for a reasonable period of time (not exceeding 60 days in succession or 90 days in the aggregate in any 12-month period) if the Company determines that certain disclosures required by the shelf registration statement would be detrimental to the Company or the Company's stockholders.
The Company has agreed to indemnify FIF III and its permitted transferees against any losses or damages resulting from any untrue statement or omission of material fact in any registration statement or prospectus pursuant to which FIF III and its permitted transferees sells shares of the Company's common stock, unless such liability arose from FIF III misstatement or omission, and Parent has agreed to indemnify the Company against all losses caused by its misstatements or omissions. The Company will pay all expenses incident to registration and Fortress will pay its respective portions of all underwriting discounts, commissions and transfer taxes relating to the sale of its shares under such a registration statement.